CARNE LARGE CAP VALUE FUND (the “Fund”)

Supplement dated May 4, 2012 to the Prospectus dated March 1, 2012

On May 3, 2012, at a special meeting of the Fund’s shareholders (the “Shareholder Meeting”), the shareholders of the Fund approved a new investment advisory agreement for the Fund between Carne Capital, LLC (“Carne”) and Forum Funds (the “Trust” and such agreement, the “Advisory Agreement”). Prior to the Shareholder Meeting, the Board of Trustees of the Trust (the “Board”) approved the Advisory Agreement, subject to the approval of the Fund’s shareholders. Pursuant to the Advisory Agreement, Carne is now the investment adviser for the Fund. Carne has been serving as the investment adviser to the Fund pursuant to an Interim Investment Advisory Agreement approved by the Board on December 27, 2011. As a result of the Advisory Agreement, the information in this supplement amends portions of the Prospectus as noted below.

The section of the Prospectus entitled “Management” is amended as follows:

The second, third and fourth paragraphs of the subsection entitled “Investment Adviser” are hereby deleted in their entirety.

For more information, please contact a Fund customer service representative at (877) 356-9055 (toll free)

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PLEASE RETAIN FOR FUTURE REFERENCE.

CARNE LARGE CAP VALUE FUND (the “Fund”)

Supplement dated May 4, 2012 to the Statement of Additional Information dated March 1, 2012 (“SAI”)

On May 3, 2012, at a special meeting of the Fund’s shareholders (the “Shareholder Meeting”), the shareholders of the Fund approved a new investment advisory agreement for the Fund between Carne Capital, LLC (“Carne”) and Forum Funds (the “Trust” and such agreement, the “Advisory Agreement”). Prior to the Shareholder Meeting, the Board of Trustees of the Trust (the “Board”) approved the Advisory Agreement, subject to the approval of the Fund’s shareholders. Pursuant to the Advisory Agreement, Carne is now the investment adviser for the Fund. Carne has been serving as the investment adviser to the Fund pursuant to an Interim Investment Advisory Agreement approved by the Board on December 27, 2011. As a result of the Advisory Agreement, the information in this supplement amends portions of the SAI as noted below.

The subsection entitled “Investment Adviser” of the section entitled “BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS” is amended as follows:

The second, third and fourth paragraphs of the subsection entitled “Fees” are hereby deleted in their entirety.

For more information, please contact a Fund customer service representative at (877) 356-9055 (toll free)

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.